Victory Integrity Mid-Cap Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	62 Months Ended		109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	[1],[2]	Dec. 31, 2024 [3]	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%				13.10%
Russell Midcap® Value Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	8.59%				8.10%
Class A Shares Class C Shares Class R6 Shares Class Y Shares [Member] | S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%				13.10%
Class A Shares Class C Shares Class R6 Shares Class Y Shares [Member] | Russell Midcap® Value Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	8.59%				8.10%
Class A Shares Class C Shares Class R6 Shares Class Y Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.37%	8.26%				7.68%
Class A Shares Class C Shares Class R6 Shares Class Y Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent	10.00%	8.73%	9.22%
Class A Shares Class C Shares Class R6 Shares Class Y Shares [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	12.23%	9.98%			10.65%
Class A Shares Class C Shares Class R6 Shares Class Y Shares [Member] | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	12.09%	9.82%				8.60%
Class A Shares Class C Shares Class R6 Shares Class Y Shares [Member] | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.88%	8.13%				7.38%
Class A Shares Class C Shares Class R6 Shares Class Y Shares [Member] | Class Y | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.76%	7.58%				6.77%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
[2]	Inception date of Class C is November 4, 2019.
[3]	Inception date of Class R6 is December 14, 2015.